EQUITY - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 16, 2025	Jan. 30, 2025	Jun. 30, 2025	Jan. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jul. 22, 2025	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, par value (in dollars per share)					$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Proceeds from the issuance of pre-funded warrants								$ 2,139,866	$ 2,180,522
Preferred stock, shares authorized										50,000,000
Conversion rate of preferred stock into common stock		$ 10							$ 0.25
Preferred stock short-term liability fair value				$ 13,491,000
Redemption per share remeasured				$ 10
Preferred stock mandatorily redeemable amount				$ 23,889,050
Adjustment to net loss available to common shareholders				$ 10,398,050
Interest expense recognized on remeasurement of preferred stock liability					$ 0	$ 0	$ 10,398,050	$ 0
Public offering
Class of Stock [Line Items]
Issuance of Common Stock (in shares)	32,373,536
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares for each share of Common Stock or Offering Pre-Funded Warrant and Common Stock Warrant	1.5
Gross proceeds from equity public offering	$ 11,994,834
Payments for offering costs	1,668,303
Proceeds from the issuance of pre-funded warrants	417,815
Net proceeds from equity public offering	$ 10,744,346
Minimum percentage holding of company's outstanding shares of common stock	10.00%
Offering Pre-Funded Warrants
Class of Stock [Line Items]
Warrants to purchase company common stock	51,660,075
Warrant with strike price	$ 0.0001
Percentage of sales on common stock	9.99%
Offering Common Stock Warrants
Class of Stock [Line Items]
Warrants to purchase company common stock	126,050,417
Warrant with strike price	$ 0.1714
Proceeds from the issuance of pre-funded warrants	$ 20,747,899
Net proceeds from equity public offering	$ 10,744,346
Percentage of sales on common stock	4.99%
Offering Placement Agent Warrants
Class of Stock [Line Items]
Warrants to purchase company common stock	3,361,344
Warrant with strike price	$ 0.1785
Proceeds from the issuance of pre-funded warrants	$ 417,815
Percentage of common stock and common stock warrant offering price per share	125.00%
Warrants and rights outstanding term	5 years
Common Stock and Offering Common Stock Warrant
Class of Stock [Line Items]
Price per share	$ 0.1428
Offering Pre-funded Warrant and Offering Common Stock Warrant
Class of Stock [Line Items]
Price per share	$ 0.1427
Placement Agency Agreement
Class of Stock [Line Items]
Gross proceeds from equity public offering	$ 10,000,000
Percentage of cash fees on equity offering	7.50%
Additional percentage of cash fees on equity offering	6.00%
Maximum amount reimbursement for reasonable accountable and out of pocket expenses	$ 100,000
Brick Lane Convertible Notes
Class of Stock [Line Items]
Preferred stock conversion shares			100,000
Bomore Convertible Notes
Class of Stock [Line Items]
Preferred stock conversion shares			100,000
Conversion Rights [Member]
Class of Stock [Line Items]
Price per share		$ 11.5							$ 11.5
Minimum VWAP percentage		115.00%							115.00%
Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock		$ 5							$ 5
Mandatory Conversion [Member]
Class of Stock [Line Items]
Threshold percentage of conversion price for mandatory conversion							200.00%		200.00%
Conversion price trading day							20 days
Conversion price trading days period							30 days		30 days
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					50,000,000		50,000,000		50,000,000		50,000,000
Preferred stock, par value (in dollars per share)					$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued					2,188,905		2,188,905		2,388,905		2,388,905	23,237,703
Preferred stock, shares outstanding					2,188,905		2,188,905		2,388,905		2,388,905	23,237,703
Conversion rate of preferred stock into common stock					$ 0.25		$ 0.25		$ 0.25
Series A Preferred Stock [Member] | Conversion Rights [Member] | Certificate of Designations [Member]
Class of Stock [Line Items]
Conversion rate of preferred stock into common stock					$ 5		$ 5		$ 5